VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the "Portfolio")

Supplement dated August 11, 2023

to the Portfolio's Adviser Class, Class R6, Service Class, and Service 2 Class Shares' Prospectus (the "Prospectus") and related Statement of Additional Information (the "SAI"), each dated May 1, 2023

Effective August 7, 2023, Nathan Wong no longer serves as a portfolio manager for the Portfolio. Effective August 7, 2023, all references to Nathan Wong as a portfolio manager for the Portfolio are hereby removed from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE